Schedule of promissory note (Details) - USD ($)				1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 10, 2021	Mar. 10, 2021	Dec. 21, 2020	Dec. 21, 2020	Mar. 19, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 21, 2021
Defined Benefit Plan Disclosure [Line Items]
Carrying Value						$ 0		$ 514,390
Proceeds from Notes Payable						0		722,190
Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Note Balance						273,200		$ 67,615
Promissory Note [Member] | L A B R Y S F U N D L P [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Fee Amount	$ 500,000	$ 500,000	$ 300,000	$ 300,000
Debt Instrument, Maturity Date				Dec. 21, 2021
Debt Instrument, Interest Rate, Stated Percentage	500.00%	500.00%							500.00%
[custom:NumberOfSharesReserveForIssuance]	6,562,500			7,052,239
Proceeds from Notes Payable					$ 434,000		$ 253,500
[custom:OriginalIssueDiscount]					50,000		30,000
Legal Fees					2,500		3,000
[custom:OtherCosts]					13,500		13,500
[custom:PromissoryNoteAmortizationSchedulePaymentAmount]					$ 58,333		$ 35,000
[custom:DescriptionOfAmortizationScheduleOfPromissoryNote]					at each month beginning on July 9, 2021 through March 10, 2022.
L A B R Y S F U N D L P [Member] | Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Note Balance	$ 500,000	$ 500,000	$ 300,000	$ 300,000
Debt Instrument, Maturity Date		Mar. 10, 2022	Dec. 21, 2021
[custom:NumberOfSharesReserveForIssuance]		6,562,500	7,052,239
Promissory Note 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Note Balance						695,000
Debt discount						161,684
Carrying Value						533,316
Promissory Note 1 [Member] | L A B R Y S F U N D L P [Member]
Defined Benefit Plan Disclosure [Line Items]
Note Balance						195,000
Debt discount						55,526
Carrying Value						139,474
Promissory Note 2 [Member] | L A B R Y S F U N D L P [Member]
Defined Benefit Plan Disclosure [Line Items]
Note Balance						500,000
Debt discount						106,158
Carrying Value						$ 393,842